Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stocks CNY (¥) shares	Treasury stocks USD ($) shares	Shares to be issued CNY (¥)	Shares to be issued USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)	¥ 153,237				¥ 128,119		¥ 31,775		¥ 479,199		¥ 17,115				¥ 809,445
Balance at Dec. 31, 2021	¥ 153,237				128,119		31,775		479,199		17,115				809,445
Balance (in Shares) at Dec. 31, 2021 | shares	30,844,641	30,844,641
Balance (in Shares) at Dec. 31, 2021 | shares
Issuance of shares for achievement of earnout target	¥ 128,119				(128,119)
Issuance of shares for achievement of earnout target (in Shares) | shares	3,540,960	3,540,960
Shares issued for Weiliantong Acquisition	¥ 127,466														127,466
Shares issued for Weiliantong Acquisition (in Shares) | shares	3,898,511	3,898,511
Share-based compensation	¥ 11,954														11,954
Share-based compensation (in Shares) | shares	1,325,614	1,325,614
Shares to be issued for achievement of earnout target					13,106										13,106
Shares to be issued for Weiliantong Acquisition					20,817										20,817
Treasury stocks			¥ (16,482)												(16,482)
Treasury stocks (in Shares) | shares			(794,120)	(794,120)
Appropriation to statutory reserves							7,433		(7,433)
Foreign currency translation adjustments											955				955
Net income (loss)									193,333				1,892		195,225
Balance at Dec. 31, 2022	¥ 420,776		¥ (16,482)		33,923		39,208		665,099		18,070		1,892		1,162,486
Balance (in Shares) at Dec. 31, 2022 | shares	39,609,726	39,609,726
Balance (in Shares) at Dec. 31, 2022 | shares			(794,120)	(794,120)
Balance (in Dollars)	¥ 420,776		¥ (16,482)		33,923		39,208		665,099		18,070		1,892		1,162,486
Issuance of shares for achievement of earnout target	¥ 13,106				(13,106)
Issuance of shares for achievement of earnout target (in Shares) | shares	995,118	995,118
Share-based compensation	¥ 13,637														13,637
Share-based compensation (in Shares) | shares	434,093	434,093
Shares to be issued for achievement of earnout target					9,960										9,960
Acquisition of SJ Verse Global Media LLC													(288)		(288)
Capital contribution by non-controlling shareholders													1,751		1,751
Treasury stocks			¥ (2,734)												(2,734)
Treasury stocks (in Shares) | shares			(119,725)	(119,725)
Appropriation to statutory reserves							5,490		(5,490)
Foreign currency translation adjustments											(105)		(4)		(109)
Net income (loss)									(30,788)				(4,188)		(34,976)
Balance at Dec. 31, 2023	¥ 447,519		¥ (19,216)		30,777		44,698		628,821		17,965		(837)		1,149,727
Balance (in Shares) at Dec. 31, 2023 | shares	41,038,937	41,038,937
Balance (in Shares) at Dec. 31, 2023 | shares			(913,845)	(913,845)
Balance (in Dollars)	¥ 447,519		¥ (19,216)		30,777		44,698		628,821		17,965		(837)		1,149,727
Issuance of shares for achievement of earnout target	¥ 9,960				(9,960)
Issuance of shares for achievement of earnout target (in Shares) | shares	403,089	403,089													636,691	636,691
Share-based compensation	¥ 10,579														¥ 10,579
Share-based compensation (in Shares) | shares	405,758	405,758
Capital contribution by non-controlling shareholders													245		245
Treasury stocks			¥ (736)												(736)
Treasury stocks (in Shares) | shares			(134,333)	(134,333)
Appropriation to statutory reserves							6,007		(6,007)
Foreign currency translation adjustments											(998)		(184)		(1,182)
Net income (loss)									39,685				(13,002)		26,683	$ 3,657
Balance at Dec. 31, 2024	¥ 468,058	$ 64,124	¥ (19,952)	$ (2,733)	20,817	$ 2,852	50,705	$ 6,947	662,499	$ 90,762	16,967	$ 2,324	(13,778)	$ (1,888)	1,185,316	162,388
Balance (in Shares) at Dec. 31, 2024 | shares	41,847,784	41,847,784
Balance (in Shares) at Dec. 31, 2024 | shares			(1,048,178)	(1,048,178)
Balance (in Dollars)	¥ 468,058	$ 64,124	¥ (19,952)	$ (2,733)	¥ 20,817	$ 2,852	¥ 50,705	$ 6,947	¥ 662,499	$ 90,762	¥ 16,967	$ 2,324	¥ (13,778)	$ (1,888)	¥ 1,185,316	$ 162,388